QRAFT AI-Enhanced U.S. Large Cap Momentum ETF SCHEDULE OF INVESTMENTS	January 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 99.8%
CONSUMER DISCRETIONARY – 15.9%
AutoZone, Inc.*	49	$119,504
Booking Holdings, Inc.*	186	452,742
Deckers Outdoor Corp.*	658	281,282
Lululemon Athletica, Inc.*	1,145	351,377
Murphy USA, Inc.	99	26,931
O'Reilly Automotive, Inc.*	159	125,984
Tractor Supply Co.	725	165,293
Wingstop, Inc.	2,311	366,224
		1,889,337
CONSUMER STAPLES – 11.6%
BJ's Wholesale Club Holdings, Inc.*	796	57,686
Casey's General Stores, Inc.	185	43,643
Coca-Cola Consolidated, Inc.	262	132,776
Hershey Co. (The)	34	7,637
National Beverage Corp.*	2,019	89,240
Sysco Corp.	2,165	167,701
Walmart, Inc.	6,102	877,895
		1,376,578
ENERGY – 21.3%
Cenovus Energy, Inc.	14,536	290,429
Chevron Corp.	4,517	786,048
ConocoPhillips	3,232	393,884
Coterra Energy, Inc.	3,545	88,731
EOG Resources, Inc.	1,625	214,906
Hess Corp.	1,195	179,441
HF Sinclair Corp.	1,020	58,038
Marathon Petroleum Corp.	1,504	193,294
PBF Energy, Inc., Class A	1,609	67,562
Texas Pacific Land Corp.	57	113,764
Valero Energy Corp.	1,056	147,872
		2,533,969
HEALTH CARE – 14.0%
Eli Lilly & Co.	2,205	758,851
IDEXX Laboratories, Inc.*	709	340,674
Incyte Corp.*	577	49,126
Mettler-Toledo International, Inc.*	191	292,788
Vertex Pharmaceuticals, Inc.*	697	225,201
		1,666,640
INDUSTRIALS – 12.8%
Applied Industrial Technologies, Inc.	685	98,099
Atkore, Inc.*	2,431	316,638
Builders FirstSource, Inc.*	4,760	379,372
Fastenal Co.	3,403	172,022
Landstar System, Inc.	498	86,069
Robert Half International, Inc.	2,140	179,674
Rollins, Inc.	1,433	52,161
Toro Co. (The)	953	106,278
WW Grainger, Inc.	218	128,507
		1,518,820
	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY – 19.5%
Cadence Design Systems, Inc.*	2,118	$387,234
Enphase Energy, Inc.*	1,554	344,025
Fair Isaac Corp.*	445	296,348
Gartner, Inc.*	691	233,655
Lattice Semiconductor Corp.*	6,950	526,740
Manhattan Associates, Inc.*	2,242	292,267
Ubiquiti, Inc.	824	240,740
		2,321,009
MATERIALS – 4.7%
Commercial Metals Co.	3,482	188,968
Reliance Steel & Aluminum Co.	533	121,231
Steel Dynamics, Inc.	2,055	247,915
		558,114
TOTAL COMMON STOCKS
(Cost $11,360,001)		11,864,467

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio - Institutional Class, 4.30%(a)	23,189	23,189
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,189)		23,189
TOTAL INVESTMENTS – 100.0%
(Cost $11,383,190)		11,887,656
Liabilities in Excess of Other Assets – (0.0)%		(1,633)
TOTAL NET ASSETS – 100.0%		$11,886,023

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.